Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current	Accrued Liabilities and Other Long-Term Liabilities
The following tables present the components of accrued liabilities and other long-term liabilities on the Company's consolidated balance sheets.

Accrued Liabilities	As at
	2025 $	2024 $
Voyage and vessel	41,020	36,665
Payroll and benefits (note 16)	30,750	30,213
Obligation related to EU ETS	11,020	6,588
Other accrued liabilities	1,934	2,202
Accrued liabilities	84,724	75,668
Obligation Related to EU ETS
As at December 31, 2025, the Company has recorded an obligation of $11.0 million related to its emissions levels (December 31, 2024 - $6.6 million), which was included as part of accrued liabilities in the consolidated balance sheets. During the year ended December 31, 2025, the Company settled $6.1 million of obligations related to its 2024 emissions. During the year ended December 31, 2025, the Company also recognized expenses related to EU ETS of $10.6 million (2024 - $6.7 million), as part of voyage expenses in the consolidated statements of income.

Other Long Term Liabilities

Other Long-Term Liabilities	As at
	2025 $	2024 $
Freight tax provision (note 18)	31,073	41,404
Office lease liability - long term	8,216	8,698
Defined contribution pension liability	4,818	5,091
Other (note 16)	1,607	1,467
Other long-term liabilities	45,714	56,660